Revenue	6 Months Ended
Dec. 31, 2019
Disclosure of revenue from contracts with customers [Abstract]
Revenue
Revenue
Revenue is analysed into the following geographical split, based on where the service is being delivered to:

	Six months Ended 31 December
	2019 £’000	2018 £’000
UK	76,524	61,703
North America	47,177	37,677
Europe	40,910	38,868
Rest of the world	3,641	—
Total	168,252	138,248